ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE
ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE

Superior Redemption

Certain of our subsidiaries (the “Joint Venture Partners”) and Edw. C. Levy Co. (“Levy”) were members of Superior and each held “Shares” of Superior, as defined in the Superior Operating Agreement, dated April 1, 2007 (the “Operating Agreement”). In August 2010, we entered into the Redemption Agreement (the “Redemption Agreement”) with the Joint Venture Partners, Superior and Levy, regarding the redemption of the Joint Venture Partners’ Shares by Superior (the “Redemption”). In September 2010, we entered into a Joinder Agreement to the Redemption Agreement with the Joint Venture Partners, Superior, Levy, VCNA Prairie, Inc. (the “New Joint Venture Partner”) and Votorantim Cement North America, Inc. (“VCNA”), whereby the New Joint Venture Partner and VCNA became parties to the Redemption Agreement. On September 30, 2010, the Company completed the disposition of its interest in Superior pursuant to the Redemption Agreement.

Pursuant to the Redemption Agreement, as consideration for the Redemption, Superior, Levy, the New Joint Venture Partner, and VCNA (the “Indemnifying Parties”) agreed to indemnify us and the Joint Venture Partners from, among other items: (i) facts or circumstances that occur on or after the closing of the Redemption (the “Closing”) and which relate to the post-closing ownership or operation of Superior; (ii) the Agreement Approving Asset Sale with Central States, Southeast Areas Pension Fund, dated March 30, 2007; (iii) the Company’s obligation to provide retiree medical coverage to current and former Levy subsidiary employees of Superior and its affiliates pursuant to the collective bargaining agreement between Superior and the Teamster’s Local Union No. 614; and (iv) Superior’s issuance of 500 Shares to the New Joint Venture Partner.

At the closing of the Redemption on September 30, 2010, the Company and the Joint Venture Partners collectively paid $640,000 in cash and issued a $1.5 million promissory note (the “Promissory Note”) to Superior as partial consideration for the indemnification and other consideration provided by the Indemnifying Parties pursuant to the Redemption Agreement.  We made payments of $750,000 in each of January 2011 and January 2012 to satisfy our obligation under this promissory note. The payment due in January 2012 is included in accrued liabilities on the condensed consolidated balance sheet. Additionally, we recognized a loss of approximately $11.8 million from the redeeming of our interest in Superior. We and the Joint Venture Partners also agreed, for a period of five (5) years after the Closing, not to compete with Superior in the State of Michigan, subject to certain exceptions.

The results of Superior have been included in discontinued operations for the periods presented in the condensed consolidated statements of operations. See Note 4 for more information.
Sale of California Precast Operations

On August 2, 2012, we executed a definitive asset purchase agreement to sell substantially all of the Company's California precast operations to Oldcastle Precast, Inc. (“Oldcastle”) for $21.3 million in cash, plus net working capital adjustments.  The assets purchased by Oldcastle included certain facilities, fixed assets, and working capital items.  The transaction was completed on August 20, 2012.  The results of operations for these units have been included in discontinued operations for the periods presented.
Other
In April 2011, we purchased the assets of a one-plant ready-mixed concrete operation in our west Texas market for $0.2 million in cash. In October 2010, we acquired three ready-mixed concrete plants and related assets in our west Texas market for approximately $3.0 million, plus the value of the inventory on hand at closing. We made cash payments of $0.4 million at closing and issued promissory notes for the remaining $2.6 million. We made cash payments on these notes of approximately $0.8 million during the year ended December 31, 2011.

During the second quarter of 2010, we made the decision to dispose of some of our transport equipment in northern California, and classified these assets as held for sale. These assets were recorded at the estimated fair value less costs to sell of approximately $0.8 million. In March 2011, we completed the sale of our transport equipment for approximately $0.9 million.

In September 2009, we sold our ready-mixed concrete plants in Sacramento, California for approximately $6.0 million, plus a payment for inventory on hand at closing. This sale resulted in a pre-tax loss of approximately $3.0 million after the allocation of approximately $3.0 million of goodwill related to these assets.

In May 2009, we acquired substantially all the assets of a concrete recycling business in Queens, New York. We used borrowings under our revolving credit facility to fund the cash purchase price of approximately $4.5 million.

The pro forma impacts of our 2010 and 2009 acquisitions have not been included due to the fact that they were immaterial to our financial statements individually and in the aggregate.